RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 26.1	$ 23.9
Reserve balances related to visa debit card operations and merchant payment processing operations	$ 2.5	$ 2.1